Share-based compensation	12 Months Ended
Jun. 30, 2022
Share-based compensation.
Share-based compensation

27.    Share-based compensation

a)Description of share-based compensation arrangements

In connection with the IPO, share-based compensation programs were granted in January 2021 to selected key management members and supervisory board members. Selected key management members were granted an IPO related award package. This package consists of the “Alignment Grant” and the “Restoration Grant”. Furthermore, restricted shares were granted to supervisory board members as part of the annual plan. All equity instruments that were granted under the IPO related award package and the annual plan are accounted for as equity-settled plans in accordance with IFRS 2.

i)	IPO Related One-Time Award Package

Alignment Grant

Under this share-based payment program, options were granted to selected key management members. The options vest and become exercisable with respect to 25 % on each on the first four anniversaries of the grant date (January 20, 2021). After vesting, each option grants the right to purchase one share at a predefined exercise price per share. The vested options can be exercised up to 10 years after the grant date. The granted options are divided into three different tranches which have varying exercise prices. Overall, 6,478,761 options were granted to 21 key management members.

Restoration Grant

Under this share-based payment program, phantom shares were granted to selected key management members. Each phantom share represents the right of the grantee to receive one ADS in exchange for a phantom share. The granted phantom share vested immediately on the grant date and can be converted into an ADS at any time but are subject to transfer restrictions after conversion. Up to 25% of the granted phantom shares can be transferred after conversion at any time after the second anniversary of the grant date. The remaining 75% of the granted phantom shares can be transferred after conversion if certain conditions are met or at the fourth anniversary of the grant date at latest. The phantom shares can be converted into ADSs up to 10 years after the grant date. Overall, 1,875,677 phantom shares were granted to 21 key management members.

The following table summarizes the main features of the one-time award package:

Type of arrangement	Alignment Award	Restoration Award

Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

ii)Other One-Time Award Package

Sign-On RSU Award

Under this share-based payment program, a certain number of restricted share units (“RSUs”) were granted to a management member. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the closing price per ADS on the New York Stock Exchange on the start date. Subject to Employee’s continued employment with the Company, the RSUs will become fully vested on the twelve-month anniversary of date the employee commenced employment. As the Sign-on RSU Awards are not subject to an exercise price, the grant date fair value amounts to USD 31.90, the closing share price of the grant date.

The following table summarizes the main features of the annual plan:

Sign-On
Type of arrangement	RSU Award

Type of Award	Restricted Shares Units
Date of first grant	June 1, 2021
Number granted	6,269
Vesting conditions	The restricted shares units vested in full on May 31, 2022.

iii)Annual Plan

Supervisory Board Members Plan

Under this share-based payment program a certain number of restricted share awards was granted to supervisory board members. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vested on December 31, 2021. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

As of July 1, 2021, two Supervisory Board Members have been granted a certain number of restricted share awards. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vest on June 30, 2022. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 30.68, the closing share price of the grant date.

As of February 9, 2022 four Supervisory Board Members have been granted a certain number of restricted share awards. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vest on February 9, 2023. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 16.02, the closing share price on the grant date.

Long-Term Incentive Plan

Under this share-based payment program, 171,164 restricted share units (“RSUs”) were granted to selected key management members. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date.

Out of the granted RSUs, 62,217 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 108,947 RSUs; “non-market performance RSUs” will be subject to a time and performance based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2022, June 30, 2023 and June 30, 2024, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2024 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. The performance condition is based upon the three-year cumulative gross profit target. Potential award levels range from 25-200% of the grant depending on the achievement of a gross profit target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 30.68 for 170,221 RSUs and USD 22.38 for 943 RSUs, the closing share price of the grant date.

The following table summarizes the main features of the annual plan:

Annual Plan
Key Management Members
Type of arrangement	Supervisory Board Members plan			Long-Term Incentive Plan

Type of Award	Restricted Shares			Time-vesting RSUs	Non-market performance RSUs
Date of first grant	January 20, 2021	July 1, 2021	February 9, 2022	July 1, 2021	July 1, 2021
Number granted	15,384	7,393	22,880	62,217	108,947
Vesting conditions	The restricted shares vested in full on December 31, 2021.	The restricted shares vested in full on June 30, 2022.	The restricted shares are scheduled to vest in full on February 9, 2023.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.

iv)	Pre-IPO Stock Options

Certain managing directors of the Company participated in a share-based compensation plan (the “Old Plans”) sponsored by Mytheresa Group’s ultimate parent, MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA). These individuals received both stock options and restricted stock awards in MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA).

Stock Options - The outstanding stock options issued to certain managing directors of the Company, which were issued in 2014 and 2015, consist of time-vested awards and performance-based awards. Each option entitled the award holder to receive shares of MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA) for a specified exercise price, if the requisite vesting conditions are satisfied. Time vested options required the award holder to remain employed with the Company through a specified date (with limited exceptions). Performance-based stock options had included non-market performance vesting conditions and are were generally subject to continued service with the Company (with limited exceptions). If a managing director has been terminated, MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA) had the right to repurchase any unexercised portion of any options held by such managing director or any shares acquired by such managing director pursuant to the exercise of any options, provided that such right shall cease upon an IPO or other registration of Neiman Marcus’ shares.

For the time-vested stock options, Mytheresa Group only recognized expenses for employees expected to remain with the Company through retirement or registration of MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA) shares. No expense was recorded for outstanding performance-based awards during fiscal 2018, fiscal 2019 or fiscal 2020, because neither an IPO of MYT Ultimate Parent LLC, USA (formerly Neiman Marcus Group, Inc., USA), nor the performance vesting conditions were probable.

MYT Ultimate Parent LLC, USA cancelled all time-vested as well as performance-based stock options for nil consideration in February 2021. Therefore, an expense of € 427 thousand were recognized immediately as result of the acceleration of vesting.

b)Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the share option programs described above were as follows.

			Performance-based
	Time-vested Options		Options		Alignment award
		Wtd. Average		Wtd. Average		Wtd. Average
		Exercise Price		Exercise Price		Exercise Price
	Options	(USD)	Options	(USD)	Options	(USD)
June 30, 2020	2,005	500	1,620	1,000	—	N/A
granted	—	N/A	—	N/A	6,478,761	8.30
cancelled	(2,005)	500	(1,620)	1,000	—	N/A
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	—	N/A
June 30, 2021	—	—	—	—	6,478,761	8.30

June 30, 2021	—	—	—	—	6,478,761	8.30
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	71,086	18.59
June 30, 2022	—	—	—	—	6,407,675	8.30

The range of exercise prices for the share options outstanding as of June 30, 2022 is between 5.79 USD and 11.58 USD. The average remaining contractual life is 8.6 years.

c)Measurement of fair values

Alignment Grant

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

Black Scholes Model - Weighted Average Values	Tranche I	Tranche II	Tranche III

Weighted average fair value	$25.42	$22.93	$20.68
Exercise price	$5.79	$8.68	$11.58
Weighted average share price	$31.00	$31.00	$31.00
Expected volatility	60%	60%	60%
Expected life	2.32 years	2.32 years	2.32 years
Risk free rate	0.0%	0.0%	0.0%
Expected dividends	—	—	—

Expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

Restoration Grant

As the phantom shares granted under the Restoration Award are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

d)Share-based compensation expense recognized

Amounts recognized for share based payment programs were as follows:

	Year Ended June 30,
(in € thousands)	2021	2022

Classified within capital reserve (beginning of year)	1,055	76,325
Expense related to:	75,270	52,303
Share Options	427	—
Share Options (Alignment Grant)	26,820	49,837
Phantom Shares (Restoration Grant)	47,825	0
Restricted Shares	184	524
Restricted Share Units	13	1,943
Classified within capital reserve (end of year)	76,325	128,628

The Mytheresa Group recognized total expense of €52.3 million for fiscal year ended June 30, 2022 and €74.8 million for fiscal year ended June 30, 2021 that were classified in equity.